Shareholder Report, Holdings (Details)	Jun. 30, 2026
Guinness Atkinson Alternative Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Guinness Atkinson Alternative Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Guinness Atkinson Alternative Energy Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guinness Atkinson Alternative Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Alternative Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Alternative Energy Fund | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Alternative Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Alternative Energy Fund | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Alternative Energy Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Alternative Energy Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guinness Atkinson Alternative Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guinness Atkinson Alternative Energy Fund | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guinness Atkinson Alternative Energy Fund | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson Alternative Energy Fund | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Alternative Energy Fund | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Alternative Energy Fund | Hubbell Inc
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Alternative Energy Fund | Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Alternative Energy Fund | Legrand SA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Asia Focus Fund | Electronic Components - Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Guinness Atkinson Asia Focus Fund | Electronic Component Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guinness Atkinson Asia Focus Fund | Semiconductor Components - Integrated Circuits
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guinness Atkinson Asia Focus Fund | E-Commerce/Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Asia Focus Fund | Photo Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Asia Focus Fund | Commercial Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Asia Focus Fund | Auto/Truck Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | Entertainment Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Focus Fund | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Asia Focus Fund | Machinery - General Industries
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Focus Fund | Machinery - Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Internet Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Auto - Cars/Light Trucks
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Focus Fund | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Asia Focus Fund | Metal Processors & Fabricators
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guinness Atkinson Asia Focus Fund | Food - Dairy Products
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guinness Atkinson Asia Focus Fund | Machinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Asia Focus Fund | MRI/Medical Diagnostic Imaging
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Asia Focus Fund | Medical Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Asia Focus Fund | E-Commerce/Products
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Asia Focus Fund | Rental Auto/Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Asia Focus Fund | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Asia Focus Fund | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guinness Atkinson Asia Focus Fund | Textile - Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guinness Atkinson Asia Focus Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guinness Atkinson Asia Focus Fund | Travel Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guinness Atkinson Asia Focus Fund | Samsung Electronics Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Guinness Atkinson Asia Focus Fund | Elite Material Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Guinness Atkinson Asia Focus Fund | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Guinness Atkinson Asia Focus Fund | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Asia Focus Fund | Largan Precision Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Asia Focus Fund | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Asia Focus Fund | Weichai Power Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Asia Focus Fund | NetEase Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Focus Fund | HDFC Bank Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Asia Focus Fund | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson China & Hong Kong Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Guinness Atkinson China & Hong Kong Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Guinness Atkinson China & Hong Kong Fund | Weichai Power Co Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson China & Hong Kong Fund | NetEase Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson China & Hong Kong Fund | Hongfa Technology Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guinness Atkinson China & Hong Kong Fund | Hangzhou First Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson China & Hong Kong Fund | Tencent Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson China & Hong Kong Fund | Midea Group Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson China & Hong Kong Fund | Inner Mongolia Yili - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson China & Hong Kong Fund | AIA Group Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson China & Hong Kong Fund | Baidu Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson China & Hong Kong Fund | Shenzhen Inovance Technology Co Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Energy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Guinness Atkinson Global Energy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Global Energy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Global Energy Fund | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Energy Fund | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Energy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Global Energy Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Global Energy Fund | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Guinness Atkinson Global Energy Fund | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Energy Fund | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Global Energy Fund | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Global Energy Fund | Exxon Mobil Corp
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Global Energy Fund | Valero Energy Corp
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guinness Atkinson Global Energy Fund | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Global Energy Fund | Chevron Corp
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Global Energy Fund | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Global Energy Fund | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Global Energy Fund | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Energy Fund | Repsol SA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Energy Fund | Canadian Natural Resources Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guinness Atkinson Global Energy Fund | Cenovus Energy Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Guinness Atkinson Global Innovators Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Global Innovators Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Global Innovators Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Global Innovators Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Global Innovators Fund - Investor Class | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | KLA-Tencor Corp
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guinness Atkinson Global Innovators Fund - Investor Class | Lam Research Corp
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Innovators Fund - Investor Class | Advanced Micro Devices Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund - Investor Class | ABB Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Investor Class | Alphabet Inc - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Investor Class | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Global Innovators Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | Britain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Applied Materials Inc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Guinness Atkinson Global Innovators Fund - Institutional Class | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | KLA-Tencor Corp
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guinness Atkinson Global Innovators Fund - Institutional Class | Lam Research Corp
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guinness Atkinson Global Innovators Fund - Institutional Class | Advanced Micro Devices Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Global Innovators Fund - Institutional Class | ABB Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Guinness Atkinson Global Innovators Fund - Institutional Class | Alphabet Inc - A Shares
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Global Innovators Fund - Institutional Class | Amazon.com Inc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Elite Material Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Guinness Atkinson Asia Pacific Dividend Builder ETF | DBS Group Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Asia Pacific Dividend Builder ETF | NetEase Inc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Novatek Microelectronics Corp
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Asia Pacific Dividend Builder ETF | BOC Hong Kong Holdings Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Industrial & Commercial Bank of China Ltd - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Asia Pacific Dividend Builder ETF | China Construction Bank Corp - H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Asia Pacific Dividend Builder ETF | Nien Made Enterprise Co
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Dividend Builder ETF | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Guinness Atkinson Dividend Builder ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Guinness Atkinson Dividend Builder ETF | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guinness Atkinson Dividend Builder ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guinness Atkinson Dividend Builder ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Guinness Atkinson Dividend Builder ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guinness Atkinson Dividend Builder ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Dividend Builder ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Dividend Builder ETF | Broadcom Inc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Dividend Builder ETF | ABB Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Dividend Builder ETF | Cisco Systems Inc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guinness Atkinson Dividend Builder ETF | Texas Instruments Inc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guinness Atkinson Dividend Builder ETF | AbbVie Inc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Dividend Builder ETF | Publicis Groupe SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guinness Atkinson Dividend Builder ETF | The Coca-Cola Co - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Dividend Builder ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Guinness Atkinson Real Assets Income ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guinness Atkinson Real Assets Income ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Guinness Atkinson Real Assets Income ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Guinness Atkinson Real Assets Income ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Real Assets Income ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Real Assets Income ETF | Britain
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Guinness Atkinson Real Assets Income ETF | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guinness Atkinson Real Assets Income ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guinness Atkinson Real Assets Income ETF | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Guinness Atkinson Real Assets Income ETF | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guinness Atkinson Real Assets Income ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Guinness Atkinson Real Assets Income ETF | Infratil Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Guinness Atkinson Real Assets Income ETF | Elia Group SA/NV
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guinness Atkinson Real Assets Income ETF | Welltower Inc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Real Assets Income ETF | Equinix Inc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Real Assets Income ETF | Ventas Inc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Real Assets Income ETF | Union Pacific Corp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | 3i Infrastructure PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guinness Atkinson Real Assets Income ETF | American Electric Power Co Inc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Real Assets Income ETF | Greencoat UK Wind PLC/Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guinness Atkinson Smart Transportation & Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Guinness Atkinson Smart Transportation & Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Guinness Atkinson Smart Transportation & Technology ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guinness Atkinson Smart Transportation & Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guinness Atkinson Smart Transportation & Technology ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Guinness Atkinson Smart Transportation & Technology ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guinness Atkinson Smart Transportation & Technology ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guinness Atkinson Smart Transportation & Technology ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Guinness Atkinson Smart Transportation & Technology ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guinness Atkinson Smart Transportation & Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guinness Atkinson Smart Transportation & Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson Smart Transportation & Technology ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guinness Atkinson Smart Transportation & Technology ETF | Amphenol Corp
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guinness Atkinson Smart Transportation & Technology ETF | Eaton Corp PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Smart Transportation & Technology ETF | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guinness Atkinson Smart Transportation & Technology ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guinness Atkinson Smart Transportation & Technology ETF | Taiwan Semiconductor Manufacturing Co Ltd
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Guinness Atkinson Smart Transportation & Technology ETF | Quanta Services Inc
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guinness Atkinson Smart Transportation & Technology ETF | Analog Devices Inc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guinness Atkinson Smart Transportation & Technology ETF | Alphabet Inc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guinness Atkinson Smart Transportation & Technology ETF | NVIDIA Corp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Guinness Atkinson Smart Transportation & Technology ETF | Renesas Electronics Corp
Holdings [Line Items]
Percent of Net Asset Value	3.90%